UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

FIRST QUARTER REPORT

January 31, 2014

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdavefunds.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at January 31, 2014
(Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds & Notes - 0.11%
	Consumer Products - 0.11%
20,270,597	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17 (b) (c) (d) (e)	$2,708,152
	Total Corporate Bonds & Notes (Cost $20,270,597)	2,708,152
Litigation Claims - 1.15%
	Securities Brokerage - 1.15%
63,101,500	Lehman Brothers Holdings, Inc., SIPA Claims (a)	28,290,504
	Total Litigation Claims (Cost $26,502,630)	28,290,504

Shares
Common Stocks & Warrants - 84.64%
	Asset Management - 6.42%
3,279,350	Bank of New York Mellon Corp. (The)	104,808,026
1,392,504	Brookfield Asset Management, Inc., Class A (Canada)	52,845,527
		157,653,553
	Automotive - 4.40%
247,739	Cie Generale des Etablissements Michelin (France)	26,168,883
1,764,800	Toyota Industries Corp. (Japan)	81,961,202
		108,130,085
	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (d)	26,318
	Depository Institutions - 7.66%
10,393,450	Chong Hing Bank, Ltd. (Hong Kong)	41,573,417
1,626,949	Comerica, Inc.	74,514,264
5,644,398	KeyCorp	72,022,518
		188,110,199
		Value
Shares	Security†	(Note 1)

	Diversified Holding Companies - 12.21%
4,351,000	Cheung Kong Holdings, Ltd. (Hong Kong)	$64,541,737
958,988	Investor AB, Class B (Sweden)	31,061,644
198,815,880	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	31,497,918
491,565	Pargesa Holding S.A. (Switzerland)	39,578,939
910,266	RHJ International (Belgium) (a)	4,517,876
1,982,750	RHJ International (Belgium) (a) (d)	9,840,879
29,148,000	Wheelock & Co., Ltd. (Hong Kong)	118,593,270
		299,632,263
	Financial Insurance - 0.03%
37	Manifold Capital LLC (a) (b) (c) (d)	812,000
	Home Furnishings - 0.01%
94,758	Stanley Furniture Co., Inc. (a)	360,080
	Insurance & Reinsurance - 2.48%
80,858	Alleghany Corp. (a)	30,105,859
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (d)	80,325
54,421	White Mountains Insurance Group, Ltd. (Bermuda)	30,731,539
		60,917,723
	Manufactured Housing - 5.61%
1,537,742	Cavco Industries, Inc. (a) (b) (c) (d)	116,427,715
271,366	Cavco Industries, Inc. (a) (c)	21,199,128
		137,626,843
	Non-U.S. Real Estate Operating Companies - 8.11%
17,734,000	Hang Lung Group, Ltd. (Hong Kong)	81,115,482
21,921,322	Henderson Land Development Co., Ltd. (Hong Kong)	117,921,381
		199,036,863
	Oil & Gas Production & Services - 12.30%
960,000	Apache Corp.	77,049,600
1,650,606	Devon Energy Corp.	97,748,887

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks & Warrants (continued)
	Oil & Gas Production & Services (continued)
2,940,824	EnCana Corp. (Canada)	$52,846,607
1,299,649	Total S.A. (France)	74,215,576
		301,860,670
	Securities Brokerage - 4.34%
11,208,700	Daiwa Securities Group, Inc. (Japan)	106,415,181
	Semiconductor & Related - 4.19%
2,699,323	Intel Corp.	66,241,386
2,336,868	NVIDIA Corp.	36,688,828
		102,930,214
	Software - 1.35%
1,550,000	Symantec Corp.	33,185,500
	Steel & Specialty Steel - 4.97%
1,795,432	POSCO, ADR (South Korea)	122,071,422
	Telecommunications - 3.37%
22,200,000	Vodafone Group PLC (United Kingdom)	82,678,404

	Telecommunications Equipment - 0.06%
2,677,629	Sycamore Networks, Inc. (a) (c)	1,499,472
	U.S. Real Estate Operating Companies - 1.73%
1,221,894	Tejon Ranch Co. (a) (c)	41,691,023
200,255	Tejon Ranch Co., Warrants, expire 8/31/16 (a) (c)	811,033
		42,502,056
	Utilities - 4.37%
5,956,007	Covanta Holding Corp.	107,208,126
	Water Treatment Facilities and Chemicals - 1.03%
1,180,000	Kurita Water Industries Ltd. (Japan)	25,327,787
	Total Common Stocks & Warrants (Cost $1,680,954,846)	2,077,984,759
Investment		Value
Amount ($)	Security†	(Note 1)

Limited Partnerships - 0.01%
	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	$159,062
	Total Limited Partnerships (Cost $32,494)	159,062

Principal
Amount ($)

Short Term Investments - 3.05%
	U.S. Government Obligations - 3.05%
75,000,000	U.S. Treasury Bills, 0.09%‡, due 7/3/14	74,985,900
	Total Short Term Investments (Cost $74,973,083)	74,985,900
	Total Investment Portfolio - 88.96% (Cost $1,802,733,650)	2,184,128,377
	Other Assets less Liabilities - 11.04%	270,919,587
	Net Assets - 100.00%	$2,455,047,964

	Investor Class:
	Net assets applicable to 664,850 shares outstanding	$36,681,262
	Net asset value, offering and redemption price per share	$55.17
	Institutional Class:
	Net assets applicable to 43,799,372 shares outstanding	$2,418,366,702
	Net asset value, offering and redemption price per share	$55.21

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Notes:

ADR: American Depositary Receipt.

SIPA: Securities Investor Protection Act of 1970.

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

Shares/				Market
Principal		Acquisition		Value
Amount ($)	Issuer	Date	Cost	Per Unit
1,537,742	Cavco Industries, Inc.	7/19/13	$85,190,907	$75.71
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$20,270,597	Home Products International, Inc. 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17	3/16/07-10/1/13	20,270,597	13.36
37	Manifold Capital LLC	9/24/97-11/10/06	38,341,514	21,945.95
127,500	Olympus Re Holdings, Ltd.	12/20/01	11,944,342	0.63
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	4.96

At January 31, 2014, these restricted securities had a total market value of $129,895,389 or 5.29% of net assets of the Fund.

(e)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities.
†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.
#	Amount represents less than 0.01% of total net assets.
Country Concentration

% of Net Assets
United States*	40.27%
Hong Kong	18.54
Japan	8.70
South Korea	4.97
Canada	4.31
France	4.09
United Kingdom	3.37
Switzerland	1.61
Sweden	1.27
Bermuda	1.25
Belgium	0.58
Total	88.96%

*	Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at January 31, 2014

(Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.31%
	U.S. Real Estate Investment Trust - 0.31%
76,750	Excel Trust, Inc., 8.125%	$1,980,150
	Total Preferred Stocks (Cost $1,919,828)	1,980,150
Common Stocks - 93.75%
	Asset Management - 1.76%
266,532	Legg Mason, Inc.	11,287,630
	Bank & Thrifts - 4.56%
87,371	City National Corp.	6,321,292
142,239	Commerce Bancshares, Inc.	6,183,129
67,200	Cullen/Frost Bankers, Inc.	4,974,144
127,708	UMB Financial Corp.	7,571,807
427,775	Valley National Bankcorp	4,145,140
		29,195,512
	Banking & Financials - 0.40%
47,075	Cass Information Systems, Inc.	2,547,699
	Chemicals & Industrial Materials - 10.92%
383,116	Axiall Corp.	15,286,329
169,378	Compass Minerals International, Inc.	13,316,498
176,724	Minerals Technologies, Inc.	9,133,096
230,494	Sensient Technologies Corp.	11,275,766
184,224	Stepan Co.	11,677,959
420,036	SunCoke Energy, Inc. (a)	9,316,398
		70,006,046
	Consulting and Information Technology Services - 4.76%
159,392	FTI Consulting, Inc. (a)	5,908,661
335,803	ICF International, Inc. (a)	11,303,129
167,539	ManTech International Corp., Class A	4,875,385
99,765	Syntel, Inc.	8,405,201
		30,492,376
Shares	Security†	Value (Note 1)

	Consumer Products - 6.21%
237,959	Blucora, Inc. (a)	$6,094,130
190,599	Cal-Maine Foods, Inc.	9,602,378
147,715	CST Brands, Inc.	4,716,540
25,940	J&J Snack Foods Corp.	2,285,314
154,675	Susser Holdings Corp. (a)	9,432,082
196,158	VCA Antech, Inc. (a)	6,265,287
51,477	Weight Watchers International, Inc.	1,391,423
		39,787,154
	Diversified Holding Companies - 5.53%
77,873	Ackermans & van Haaren NV (Belgium)	8,424,295
449,336	Dundee Corp., Class A (Canada) (a)	7,399,167
1,980,031	JZ Capital Partners, Ltd. (Guernsey)	14,631,092
181,882	Leucadia National Corp.	4,970,835
		35,425,389
	Electronic Components - 3.14%
131,126	AVX Corp.	1,694,148
25,879	Bel Fuse, Inc., Class B	496,100
135,467	Electronics for Imaging, Inc. (a)	5,739,737
161,511	Ingram Micro, Inc., Class A (a)	4,041,005
385,950	Insight Enterprises, Inc. (a)	8,143,545
		20,114,535
	Energy Services - 4.45%
122,679	Era Group, Inc. (a)	3,593,268
199,289	Pioneer Energy Services Corp. (a)	1,670,042
73,926	SEACOR Holdings, Inc.	6,223,091
275,695	SemGroup Corp., Class A	17,026,923
		28,513,324
	Forest Products & Paper - 1.58%
326,311	P.H. Glatfelter Co.	10,112,378
	Healthcare - 1.68%
115,098	Teleflex, Inc.	10,777,777

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2014

(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Capital Equipment Manufacturers - 1.58%
67,864	Electro Scientific Industries, Inc.	$735,646
406,867	Rofin-Sinar Technologies, Inc. (a)	9,398,628
		10,134,274
	Industrial Equipment - 6.89%
129,283	Alamo Group, Inc.	6,492,592
186,971	EnerSys, Inc.	12,725,246
348,217	LSB Industries, Inc. (a)	11,529,465
113,338	Oshkosh Corp.	6,136,119
156,309	Tredegar Corp.	3,874,900
200,997	Wacker Neuson SE (Germany)	3,388,580
		44,146,902
	Industrial Services - 12.56%
315,557	ABM Industries, Inc.	8,412,750
112,418	Cubic Corp.	5,568,064
409,561	Darling International, Inc. (a)	8,011,013
426,804	EMCOR Group, Inc.	18,143,438
16,213	Multi-Color Corp.	583,019
201,793	Orbital Sciences Corp. (a)	4,933,839
407,544	Tetra Tech, Inc. (a)	12,026,623
134,410	UniFirst Corp.	14,220,578
201,119	World Fuel Services Corp.	8,591,804
		80,491,128
	Insurance & Reinsurance - 5.40%
22,343	Alleghany Corp. (a)	8,318,969
194,390	Arch Capital Group, Ltd. (Bermuda) (a)	10,460,126
368,685	HCC Insurance Holdings, Inc.	15,820,273
		34,599,368
Shares	Security†	Value (Note 1)

	Media - 3.36%
94,022	Liberty Media Corp., Class A (a)	$12,372,355
104,826	Madison Square Garden, Co. (The), Class A (a)	6,083,053
110,502	Starz, Class A (a)	3,091,846
		21,547,254
	Metals Manufacturing - 4.11%
138,634	Encore Wire Corp.	7,082,811
129,476	Kaiser Aluminum Corp.	9,038,720
235,496	Kennametal, Inc.	10,206,397
		26,327,928
	Mining - 0.63%
216,449	Cloud Peak Energy, Inc. (a)	4,054,090
	Non-U.S. Real Estate Investment Trust - 0.20%
230,241	Segro PLC (United Kingdom)	1,275,899
	Retail - 1.55%
126,959	American Eagle Outfitters, Inc.	1,717,755
148,475	Ascena Retail Group, Inc. (a)	2,785,391
202,553	Big Lots, Inc. (a)	5,426,395
		9,929,541
	Securities Trading Services - 0.63%
111,048	Broadridge Financial Solutions, Inc.	4,029,932
	Software and Services - 5.73%
448,776	Allscripts Healthcare Solutions, Inc. (a)	7,431,731
296,603	CSG Systems International, Inc.	8,886,226
242,707	InterDigital, Inc.	6,977,826
554,455	Progress Software Corp. (a)	13,401,177
		36,696,960

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2014

(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Real Estate Investment Trust - 3.29%
274,058	American Homes 4 Rent, Class A	$4,571,287
263,105	Excel Trust, Inc.	3,002,028
153,459	Post Properties, Inc.	7,201,831
189,619	Tanger Factory Outlet Centers	6,329,482
		21,104,628
	U.S. Real Estate Operating Companies - 2.83%
160,127	Alico, Inc.	5,847,838
238,067	Brookdale Senior Living, Inc. (a)	6,537,320
84,239	Vail Resorts, Inc.	5,740,888
		18,126,046
	Total Common Stocks (Cost $436,353,717)	600,723,770

Units
Limited Partnerships - 0.56%
	Diversified Holding Companies - 0.56%
113,200	AP Alternative Assets, L.P. (Guernsey) (a) (b)	3,606,552
	Total Limited Partnerships (Cost $2,264,000)	3,606,552
Principal Amount ($)	Security†	Value (Note 1)

Short Term Investments - 3.12%
	U.S. Government Obligations - 3.12%
20,000,000	U.S. Treasury Bills, 0.07%‡, due 3/13/14	$19,998,556
	Total Short Term Investments (Cost $19,998,556)	19,998,556
	Total Investment Portfolio - 97.74% (Cost $460,536,101)	626,309,028
	Other Assets less Liabilities - 2.26%	14,514,113
	NET ASSETS - 100.00%	$640,823,141

	Investor Class:
	Net assets applicable to 454,409 shares outstanding	$11,947,240
	Net asset value, offering and redemption price per share	$26.29

	Institutional Class:
	Net assets applicable to 23,886,114 shares outstanding	$628,875,901
	Net asset value, offering and redemption price per share	$26.33

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2014

(Unaudited)

Notes:

(a)	Non-income producing security.
(b)	Security subject to restrictions on resale.

Units	Issuer	Acquisition Date	Cost	Market Value Per Unit
113,200	AP Alternative Assets, L.P.	6/8/06	$2,264,000	$31.86

At January 31, 2014, the restricted security had a total market value of $3,606,552 or 0.56% of net assets of the Fund.

†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.

Country Concentration

% of Net Assets
United States*	90.06%
Guernsey	2.85
Bermuda	1.63
Belgium	1.31
Canada	1.16
Germany	0.53
United Kingdom	0.20
Total	97.74%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at January 31, 2014
(Unaudited)

Principal Amount (‡)	Security†	Value (Note 1)

Corporate Bonds & Notes - 1.25%
	Non-U.S. Real Estate Operating Companies - 1.25%
26,000,000EUR	IVG Finance B.V., due 3/29/17 (Netherlands)*	$27,846,247
	Total Corporate Bonds & Notes (Cost $22,828,297)	27,846,247

Shares
Common Stocks & Warrants - 75.90%
	Banks - 1.79%
1,245,000	PNC Financial Services Group, Inc., Warrants, expires 12/31/18 (a)	24,900,000
910,528	Wells Fargo & Co., Warrants, expires 10/28/18 (a)	15,032,817
		39,932,817
	Forest Products & Paper - 5.19%
525,000	Rayonier, Inc. (c)	23,236,500
3,091,058	Weyerhaeuser Co. (c)	92,360,813
		115,597,313
	Lodging & Hotels - 3.68%
6,117,746	Hersha Hospitality Trust (c)	33,219,361
450,000	Hyatt Hotels Corp., Class A (a)	21,505,500
2,924,816	Millennium & Copthorne Hotels PLC (United Kingdom)	27,213,852
		81,938,713
	Non-U.S. Homebuilder - 1.34%
16,127,367	Taylor Wimpey PLC (United Kingdom)	29,746,191
	Non-U.S. Real Estate Consulting/Management - 1.16%
2,505,167	Savills PLC (United Kingdom)	25,739,004
Shares	Security†	Value (Note 1)

	Non-U.S. Real Estate Investment Trusts - 16.12%
29,880,091	Commonwealth Property Office Fund (Australia)	$32,163,998
673,655	Derwent London PLC (United Kingdom)	27,574,772
41,415,719	Dexus Property Group (Australia)	36,063,783
9,746,440	Federation Centres Ltd. (Australia)	19,362,207
7,957,812	Hammerson PLC (United Kingdom)	68,745,051
8,839,052	Segro PLC (United Kingdom)	48,982,335
800,000	Wereldhave N.V. (Netherlands)	60,853,732
7,340,298	Westfield Group (Australia)	65,523,465
		359,269,343
	Non-U.S. Real Estate Operating Companies - 21.56%
1,546,126	Brookfield Asset Management, Inc., Class A (Canada)	58,675,482
5,727,000	Cheung Kong Holdings, Ltd. (Hong Kong)	84,953,006
7,486,950	City Developments Ltd. (Singapore)	51,130,875
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	23,316,202
9,489,689	Henderson Land Development Co., Ltd. (Hong Kong)	51,047,890
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	44,840,537
3,500,000	Inmobiliaria Colonial S.A. (Spain) (a)	5,277,497
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	35,770,786
25,210,321	Songbird Estates PLC (United Kingdom) (a)	76,669,944
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	48,724,225
		480,406,444
	Retail-Building Products - 3.49%
1,681,330	Lowe’s Cos., Inc.	77,828,766

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)
	Senior Housing - 1.34%
1,090,295	Brookdale Senior Living, Inc. (a)	$29,939,501
	U.S. Real Estate Investment Trusts - 12.27%
2,366,750	CommonWealth REIT	58,174,715
4,196,831	First Industrial Realty Trust, Inc.	72,017,620
292,265	First Potomac Realty Trust	3,816,981
930,000	Post Properties, Inc.	43,644,900
303,238	Starwood Waypoint Residential Trust (a)	8,869,711
839,578	Tanger Factory Outlet Centers	28,025,114
641,794	Vornado Realty Trust	58,935,943
		273,484,984
	U.S. Real Estate Operating Companies - 7.96%
500,500	Consolidated-Tomoka Land Co. (b)	17,592,575
5,846,798	Forest City Enterprises, Inc., Class A (a)	106,353,256
941,627	Tejon Ranch Co. (a)	32,128,313
139,089	Tejon Ranch Co., Warrants, expire 8/31/16 (a)	563,310
3,369,445	Trinity Place Holdings, Inc. (a) (d) (e)	20,799,211
		177,436,665
	Total Common Stocks & Warrants (Cost $1,254,896,684)	1,691,319,741

Units
Private Equities - 4.53%
	U.S. Real Estate Operating Companies - 4.53%
28,847,217	Newhall Holding Co. LLC, Class A Units (a) (b)	100,965,259
	Total Private Equities (Cost $75,516,192)	100,965,259
Notional Amount (‡)	Security†	Value (Note 1)

Purchased Options - 0.20%
	Foreign Currency Put Options - 0.20% (a)
42,000,000AUD	Australian Currency, strike 0.9315 AUD, expires 2/5/14	$2,717,307
53,000,000AUD	Australian Currency, strike 0.8853 AUD, expires 3/6/14	1,021,649
37,500,000AUD	Australian Currency, strike 0.8750 AUD, expires 4/8/14	727,714
	Total Purchased Options (Cost $1,800,001)	4,466,670

Principal Amount ($)
Short Term Investments - 6.73%
	U.S. Government Obligations - 6.73%
150,000,000	U.S. Treasury Bills, 0.01-0.02% #, due 2/6/14-3/6/14	149,998,917
	Total Short Term Investments (Cost $149,998,917)	149,998,917
	Total Investment Portfolio - 88.61% (Cost $1,505,040,091)	1,974,596,834
	Other Assets less Liabilities - 11.39% (f)	253,815,621
	Net Assets - 100.00%	$2,228,412,455

	Investor Class:
	Net assets applicable to 7,824,061 shares outstanding	$220,488,697
	Net asset value, offering and redemption price per share	$28.18

	Institutional Class:
	Net assets applicable to 70,915,205 shares outstanding	$2,007,923,758
	Net asset value, offering and redemption price per share	$28.31

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Notes:

AUD:	Australian Dollar
EUR:	Euro.
REIT:	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Fair-valued security.
(e)	Security subject to restrictions on resale.
Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
3,369,445	Trinity Place Holdings, Inc.	10/2/13-11/6/13	$13,477,776	$6.17

At January 31, 2014, the restricted security had a total market value of $20,799,211 or 0.93% of net assets of the Fund.

(f)	Includes restricted cash due to broker as collateral management for forward foreign currency contracts and options.
*	Issuer in default.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
#	Annualized yield at date of purchase.
Country Concentration
% of Net Assets
United States*	45.77%
United Kingdom	15.28
Hong Kong	11.35
Australia	7.07
Netherlands	3.98
Canada	2.63
Singapore	2.29
Spain	0.24
Total	88.61%

*	Includes cash equivalents.

Schedule of Written Options

Notional Amount (‡)	Security	Expiration Date	Strike Price		Value
42,000,000AUD	Australian Currency, Call	2/5/14	0.9510	AUD	$—
53,000,000AUD	Australian Currency, Call	3/6/14	0.9030	AUD	(95,660)
37,500,000AUD	Australian Currency, Call	4/8/14	0.8945	AUD	(258,742)
	(Premiums received $1,799,989)				$(354,402)

AUD:	Australian Dollar
‡	Denominated in U.S. Dollars unless otherwise noted.

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Unrealized Appreciation
66,000,000 EUR EUR: Euro.	Goldman, Sachs & Co.	3/20/14	$90,233,483	$89,015,416	$1,218,067

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at January 31, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants - 92.12%
	Advertising - 1.72%
874,800	Asatsu-DK, Inc. (Japan)	$20,437,972
	Automotive - 5.83%
396,816	Daimler AG (Germany)	33,251,302
173,261	D’ieteren S.A./N.V. (Belgium)	8,307,274
356,447	LEONI AG (Germany)	27,681,190
		69,239,766
	Building & Construction Products/Services - 3.93%
10,405,851	Tenon, Ltd. (New Zealand) (a) (b)	12,368,786
1,279,777	Titan Cement Co. S.A. (Greece) (a)	34,348,320
		46,717,106
	Capital Goods - 2.96%
748,888	Nexans S.A. (France)	35,164,253
	Diversified Holding Companies - 10.11%
8,734,788	GP Investments, Ltd., BDR (Brazil) (a) (b)	17,011,708
1,485,233	Leucadia National Corp.	40,591,418
535,215	LG Corp. (South Korea)	28,463,178
424,236	Pargesa Holding S.A. (Switzerland)	34,157,865
		120,224,169
	Diversified Operations - 2.86%
2,745,200	Hutchison Whampoa, Ltd. (Hong Kong)	33,996,378
	Forest Products & Paper - 6.45%
67,993,649	Rubicon, Ltd. (New Zealand) (a) (b)	23,641,168
1,776,243	Weyerhaeuser Co. (c)	53,074,141
		76,715,309
	Health Care - 1.67%
2,242,523	Piramal Enterprises Ltd. (India)	19,889,395
	Household Appliances - 0.83%
599,260	De’Longhi S.p.A. (Italy)	9,860,371
Shares	Security†	Value (Note 1)

	Insurance - 10.61%
257,238	Allianz SE (Germany)	$42,951,061
208,078	Munich Re (Germany)	42,979,494
71,107	White Mountains Insurance Group, Ltd. (Bermuda)	40,154,123
		126,084,678
	Investment Technology Services - 1.57%
156,106	Otsuka Corp. (Japan)	18,655,714
	Media - 2.72%
1,203,698	Vivendi S.A. (France)	32,371,351
	Metals & Mining - 2.75%
937,801	Antofagasta PLC (Chile)	13,111,732
2,578,946	Kinross Gold Corp. (Canada)	11,832,470
20,657	Kinross Gold Corp. Warrants, expires 9/17/14 (Canada) (a)	556
358,781	Newmont Mining Corp.	7,749,670
		32,694,428
	Oil & Gas Production &Services - 1.91%
2,531,528	Precision Drilling Corp. (Canada)	22,661,579
	Other Financial - 2.64%
56,537,892	Yuanta Financial Holding Co., Ltd. (Taiwan)	31,391,827
	Pharmaceuticals - 3.55%
429,104	Sanofi (France)	42,132,000
	Real Estate - 16.37%
5,797,423	Atrium European Real Estate, Ltd. (Austria)	32,574,097
1,178,000	Mitsui Fudosan Co., Ltd. (Japan)	37,921,523
5,713,425	Oberoi Realty Ltd. (India)	18,584,247
6,001,376	SEGRO PLC (United Kingdom) (c)	33,257,120
26,437,649	Straits Trading Co. Ltd. (Singapore) (b)	72,267,394
		194,604,381

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants (continued)
	Securities Brokerage - 4.30%
5,388,600	Daiwa Securities Group, Inc. (Japan)	$51,159,264
	Telecommunications - 9.34%
33,297,746	Netia S.A. (Poland) (a) (b)	51,446,708
4,171,618	Telefonica Deutschland Holding AG (Germany)	33,273,921
7,074,584	Vodafone Group PLC (United Kingdom)	26,347,537
		111,068,166
	Total Common Stocks and Warrants (Cost $994,967,729)	1,095,068,107
Notional Amount ($)	Security†	Value (Note 1)

Purchased Options - 0.30%
	Foreign Currency Put Options - 0.30% (a)
55,410,639EUR	European Currency, strike 1.3065 Euro, expires 6/17/14	$575,905
73,880,597EUR	European Currency, strike 1.3065 Euro, expires 6/17/14	771,801
73,880,597EUR	European Currency, strike 1.3065 Euro, expires 6/17/14	775,384
73,880,597EUR	European Currency, strike 1.3065 Euro, expires 6/17/14	725,197
85,421,000	Japan Currency, strike 107.94 Yen, expires 6/17/14	498,491
42,287,000	Japan Currency, strike 107.94 Yen, expires 6/17/14	245,493
	Total Purchased Options (Cost $4,261,629)	3,592,271
	Total Investment Portfolio - 92.42% (Cost $999,229,358)	1,098,660,378
	Other Assets less Liabilities - 7.58% (d)	90,043,771
	NET ASSETS - 100.00%	$1,188,704,149

	Investor Class:
	Net assets applicable to 1,853,923 shares outstanding	$35,951,665
	Net asset value, offering and redemption price per share	$19.39
	Institutional Class:
	Net assets applicable to 59,407,742 shares outstanding	$1,152,752,484
	Net asset value, offering and redemption price per share	$19.40

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Notes:

BDR:	Brazilian Depositary Receipt.
EUR:	Euro.
(a)	Non-income producing security.
(b)	Affiliated issuers- as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Includes restricted cash pledged to broker as collateral management for foreign currency options.
†	U.S. unless otherwise noted.

Country Concentration

% of Net Assets
Germany	15.15%
Japan	10.78
France	9.23
United States	8.53
Singapore	6.08
United Kingdom	5.02
Poland	4.33
Bermuda	3.38
India	3.24
New Zealand	3.03
Canada	2.90
Greece	2.89
Switzerland	2.87
Hong Kong	2.86
Austria	2.74
Taiwan	2.64
South Korea	2.39
Brazil	1.43
Chile	1.10
Italy	0.83
Belgium	0.70
Total	92.12%

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at January 31, 2014
(Unaudited)

Principal Amount (‡)		Security†	Value (Note 1)

Corporate Bonds & Notes - 75.24%
		Chemicals - 7.29%
17,875,000		Cornerstone Chemical Co., 9.375%, due 3/15/18 (a)	$19,036,875
60,000,000		Momentive Performance Materials, Inc., 9.000%, due 1/15/21	54,750,000
32,000,000		Reichhold Industries, Inc., 9.000%, Cash or 11.000% Payment-In- Kind Interest, due 5/18/17 (a) (g)	19,680,000
75,000,000		Vertellus Specialties, Inc., 9.375%, due 10/1/15 (a)	75,000,000
			168,466,875
		Consumer Products - 5.64%
17,000,000		Armored Autogroup, Inc., 9.250%, due 11/1/18	16,511,250
		Ideal Standard International S.A. (Luxembourg):
200,000	EUR	11.750%, due 5/1/18	196,911
53,285,000	EUR	11.750%, due 5/1/18 (a)	52,462,135
70,000,000		Sun Products Corp. (The), 7.750%, due 3/15/21 (a)	61,075,000
			130,245,296
		Energy - 4.05%
6,000,000		Connacher Oil and Gas Ltd., 8.500%, due 8/1/19 (Canada) (a)	4,335,000
6,000,000		Endeavour International Corp., 12.000%, due 3/1/18	6,225,000
10,000,000		Gastar Exploration USA, Inc., 8.625%, due 5/15/18 (a)	10,050,000
8,018,982		GMX Resources, Inc., due 12/1/17* Halcon Resources Corp.:	7,217,084
6,000,000		9.750%, due 7/15/20	6,255,000
6,000,000		9.750%, due 7/15/20 (a)	6,247,500
24,000,000		9.250%, due 2/15/22 (a)	24,300,000
5,000,000		ION Geophysical Corp., 8.125%, due 5/15/18 (a)	4,400,000
Principal Amount (‡)		Security†	Value (Note 1)

		Energy (continued)
		Platinum Energy Solutions, Inc.:
2,090,633		1st Lien, 11.000%, due 10/1/18 (a)(b)(c)	$2,090,633
3,151,680		2nd Lien, 12.000%, Cash or 14.000% Payment-In-Kind Interest, due 10/1/20 (a) (b) (g)	3,151,680
30,000,000	CAD	Southern Pacific Resource Corp., 8.750%, due 1/25/18 (Canada) (a)	19,393,939
			93,665,836
		Financials - 8.39%
10,000,000		Bank of New York Mellon Corp. (The), 4.500%, due 6/20/23 (c) (h)	9,050,000
24,286,267	EUR	Boats Investments Netherlands B.V., 11.000% Payment-In-Kind Interest, due 3/31/17 (Netherlands) (g)	16,295,661
18,100,000	EUR	IVG Finance B.V., due 3/29/17 (Netherlands)*	19,385,272
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	6,742,500
17,185,861		due 10/14/08	3,737,925
10,000,000		due 10/22/08	2,175,000
25,000,000		due 11/24/08	5,437,500
12,205,000		due 12/23/08	2,654,588
97,000,000		due 3/23/09	21,097,500
6,771,301		due 4/3/09	1,472,758
30,000,000		due 1/14/11	6,600,000
10,000,000		due 1/24/13	2,225,000
50,000,000		due 9/26/14	11,250,000
7,113,000		due 2/9/17	1,493,730
15,000,000	EUR	Lehman Brothers Treasury Co. B.V., due 6/25/10 (Netherlands)*	6,220,918
75,250,000		Nuveen Investments, Inc., 9.500%, due 10/15/20 (a)	78,071,875
			193,910,227

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Principal Amount (‡)	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)
	Food & Beverage - 1.39%
31,000,000	American Seafoods Group LLC/ American Seafoods Finance, Inc., 10.750%, due 5/15/16 (a)	$32,162,500
	Gaming & Entertainment - 2.95%
	Caesars Entertainment Operating Co., Inc.:
28,603,000	12.750%, due 4/15/18	17,233,308
72,000,000	10.000%, due 12/15/18	36,540,000
14,638,365	Majestic Star Casino, LLC, 12.500% Cash or 14.500% Payment-In-Kind Interest, due 12/1/16 (a) (g)	14,345,598
		68,118,906
	Healthcare - 3.56%
45,000,000	InVentiv Health, Inc., 11.000%, due 8/15/18 (a)	40,950,000
	Radiation Therapy Services, Inc.:
14,000,000	8.875%, due 1/15/17	14,560,000
28,000,000	9.875%, due 4/15/17	26,810,000
		82,320,000
	Home Construction - 2.39%
	New Enterprise Stone & Lime Co., Inc.:
26,020,165	5.000% Cash and 8.000% Payment-In-Kind Interest, due 3/15/18 (g)	30,053,291
30,381,000	11.000%, due 9/1/18	25,254,206
		55,307,497
	Media/Cable - 9.31%
41,000,000	Cengage Learning Acquisitions, Inc., due 4/15/20 (a)*	38,745,000
101,694,508	Clear Channel Communications, Inc., 12.000% Cash or 2.000% Payment-In-Kind Interest, due 2/1/21 (a) (g)	95,084,365
Principal Amount (‡)		Security†	Value (Note 1)

		Media/Cable (continued)
25,000,000		LBI Media, Inc., 10.000%, due 4/15/19 (a)	$25,812,500
		Radio One, Inc.:
9,000,690		12.500%, due 5/24/16 (f)	9,097,897
19,675,000		9.250%, due 2/15/20 (a) (f)	20,166,875
24,000,000		Spanish Broadcasting System, Inc., 12.500%, due 4/15/17 (a) (f)	26,280,000
			215,186,637
		Metals & Mining - 5.95%
6,000,000		AK Steel Corp., 7.625%, due 5/15/20	5,955,000
55,400,000	CAD	Allied Nevada Gold Corp., 8.750%, due 6/1/19 (a)	36,560,269
16,000,000		American Gilsonite Co., 11.500%, due 9/1/17 (a)	15,440,000
6,500,000		Arch Coal, Inc., 7.250%, due 6/15/21	4,956,250
7,700,000		Euramax International, Inc., 9.500%, due 4/1/16	7,796,250
1,250,000		HudBay Minerals, Inc., 9.500%, due 10/1/20 (Canada)	1,318,750
		New World Resources N.V. (Netherlands):
1,000,000	EUR	7.875%, due 5/1/18	782,251
5,500,000	EUR	7.875%, due 5/1/18 (a)	4,302,380
45,000,000		Noranda Aluminum Acquisition Corp., 11.000%, due 6/1/19 (a)	39,825,000
4,000,000		USEC, Inc., 3.000%, due 10/1/14	1,557,500
25,500,000		Walter Energy, Inc., 8.500%, due 4/15/21	18,997,500
			137,491,150
		Retail - 0.88%
30,000,000		J.C. Penney Corp., Inc., 6.375%, due 10/15/36	20,325,000

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)
	Services - 6.33%
13,313,000	Affinion Group, Inc., 7.875%, due 12/15/18	$11,881,853
53,277,000	Affinion Group Holdings, Inc., 13.750% Cash or 14.500% Payment-In-Kind Interest, due 9/15/18 (a) (g)	44,486,295
25,552,020	Affinion Investment LLC, 13.500%, due 8/15/18 (a)	25,232,620
	Altegrity, Inc.:
14,000,000	10.500%, due 11/1/15 (a)	12,285,000
59,000,000	12.000%, due 11/1/15 (a)	52,362,500
		146,248,268
	Technology - 4.78%
5,500,000	Advanced Micro Devices, Inc., 7.500%, due 8/15/22	5,335,000
5,000,000	Avaya, Inc., 10.500%, due 3/1//21 (a)	4,650,000
	First Data Corp.:
21,000,000	12.625%, due 1/15/21	24,570,000
43,000,000	11.750%, due 8/15/21 (a)	44,397,500
26,000,000	First Data Holdings, Inc., 14.500% Payment-In-Kind Interest, due 8/15/21 (a)(g)	24,180,000
28,118,000	THQ, Inc., due 8/15/14*	7,310,680
		110,443,180
	Telecommunications - 7.47%
	NII Capital Corp.:
40,000,000	10.000%, due 8/15/16	25,200,000
104,000,000	7.625%, due 4/1/21	44,720,000
	Nortel Networks Ltd. (Canada)*:
5,000,000	due 4/15/12	4,981,250
21,667,000	due 7/15/16	25,729,563
75,000,000	Sprint Capital Corp., 6.875%, due 11/15/28	72,000,000
		172,630,813
Principal Amount ($)		Security†	Value (Note 1)

		Transportation Services - 0.76%
28,500,000		Western Express, Inc., 12.500%, due 4/15/15 (a)	$17,670,000
		Utilities - 4.10%
14,689,212		Coso Geothermal Power Holdings LLC, 7.000%, due 7/15/26 (a)	9,107,312
		Edison Mission Energy*:
7,500,000		due 5/15/19	5,850,000
12,900,000		due 5/15/27	10,062,000
4,000,000		Energy Future Holdings Corp., 6.550%, due 11/15/34	1,140,000
100,065,046		Energy Future Intermediate Holdings Co. LLC, 11.250% Cash or 12.250% Payment-In-Kind Interest, due 12/1/18 (a) (g)	68,544,557
			94,703,869
		Total Corporate Bonds & Notes
		(Cost $1,671,688,742)	1,738,896,054
Term Loans - 3.37%

		Aerospace - 0.00%#
		Aveos Fleet Performance, Inc. (Cayman Islands)*:
1,796,533		Term Loan BA1, due 6/29/14	—
2,151,144		Term Loan BA2, due 6/29/14	—
			—
		Financials - 0.16%
2,750,400	EUR	IVG Finance B.V., DIP Loan, 0.155% (Netherlands) (b)	3,709,488
		Gaming & Entertainment - 0.44%
10,000,000		Golden Nugget Biloxi, Inc., Term Loan, 10.000%, due 11/29/16 (c)	10,225,000
		Healthcare - 0.84%
20,338,093		Rural/Metro Corp., Term Loan, 5.750%, due 6/30/18 (c)	19,333,900

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Term Loans (continued)
	Metals & Mining - 0.07%
2,000,000	Preferred Proppants LLC, Term Loan, 11.750%, due 12/15/16 (c)	$1,583,334
	Utilities - 1.86%
	Longview Power LLC, Term Loan*:
53,047,387	due 3/1/14	27,319,404
24,429,232	due 10/31/17	12,764,273
2,948,011	DIP Loan, 9.00% (b)	2,948,011
		43,031,688
	Total Term Loans
	(Cost $96,469,573)	77,883,410
Litigation Claims - 3.69%
	Financials - 3.69%
190,000,000	Lehman Brothers, Inc., SIPA Claims (d)	85,183,327
	Total Litigation Claims
	(Cost $85,107,500)	85,183,327
Municipal Bonds - 0.09%
	Gaming & Entertainment - 0.09%
5,200,000	New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC OID, due 10/1/37*	2,028,000
	Total Municipal Bonds
	(Cost $3,058,314)	2,028,000

Shares

Convertible Preferred Stocks - 0.71%
	Transportation - 0.71%
4,435	CEVA Holdings LLC, Series A-1 (d) (e)	5,954,283
10,196	CEVA Holdings LLC, Series A-2 (d) (e)	10,450,562
	Total Convertible Preferred Stocks
	(Cost $17,733,658)	16,404,845
Shares	Security†	Value (Note 1)

Preferred stocks - 1.77%
	Energy - 0.03%
1,122,431	Lone Pine Resources, Inc. (b) (d) (e)	$748,288
	Financials - 1.74%
245,972	Bank of Ireland, 12.625% (Ireland) (d)	6,368,560
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (c) (d)	5,010,000
96,750	Federal National Mortgage
	Association, Series H, 5.810% (d)	1,639,913
208,000	Federal National Mortgage
	Association, Series M, 4.750% (d)	3,598,400
617,000	Federal National Mortgage
	Association, Series 0, 7.000% (c) (d)	10,489,000
500,000	Federal National Mortgage
	Association, Series S, 8.250% (c) (d)	4,775,000
750,000	Federal National Mortgage
	Association, Series T, 8.250% (d)	8,250,000
		40,130,873
	Total Preferred Stocks
	(Cost $13,171,140)	40,879,161
Private Equities - 0.02%
	Financials - 0.02%
4,568,957	Cerberus CG Investor I LLC (d)	228,448
4,568,918	Cerberus CG Investor II LLC (d)	228,446
2,284,632	Cerberus CG Investor III LLC (d)	114,231
		571,125
	Utilities - 0.00%#
14,956	BosPower Partners, LLC (d)	3,739
	Total Private Equities
	(Cost $582,421)	574,864
Common Stocks & Warrants - 4.12%
	Chemicals - 0.01%
478,500	Phosphate Holdings, Inc. (d) (f)	251,212

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)
	Energy - 0.80%
100,000	Chesapeake Energy Corp.	$2,691,000
123,184	Geokinetics Holdings USA, Inc. (d) (e)	12,626,360
374,199	Lone Pine Resources, Inc. (b) (d) (e)	457,500
374,199	Lone Pine Resources, Inc., Class A (b) (d) (e)	457,500
1,122,431	Lone Pine Resources, Inc., Multiple Voting Shares (b) (d) (e)	748,288
52,464	Platinum Energy Solutions, Inc. (b) (d) (e)	1,468,992
10,874	Platinum Energy Solutions, Inc., Warrants (b) (d) (e)	—
		18,449,640
	Financials - 0.64%
3,725,000	Federal Home Loan Mortgage Corp. (d)	11,249,500
1,407,040	WMI Holdings Corp. (d)	3,587,952
		14,837,452
	Food & Beverage - 0.11%
244,155	Chiquita Brands International, Inc. (d)	2,583,160
	Media/Cable-0.55%
1,980,578	Radio One, Inc., Class D (d) (f)	10,893,179
428,290	Spanish Broadcasting System, Inc., Class A (d) (f)	1,790,252
		12,683,431
	Metals & Mining - 0.85%
711,375	AK Steel Holding Corp. (d)	5,029,421
1,961,723	Allied Nevada Gold Corp. (d)	9,632,060
1,500,000	Noranda Aluminum Holding Corp.	4,890,000
		19,551,481
Shares	Security†	Value (Note 1)

	Services - 0.30%
1,234,605	Affinion Group, Inc., Warrants, Series A (d) (e)	$1,382,757
6,422,764	Affinion Group, Inc., Warrants, Series B (d) (e)	128,455
225,000	Kelly Services, Inc., Class A	5,395,500
		6,906,712
	Telecommunications - 0.41%
3,180,331	NII Holdings, Inc. (d)	9,572,796
	Transportation - 0.21%
4,710	CEVA Holdings LLC (d) (e)	4,945,406
	Utilities - 0.24%
77,476,619	Longview Power LLC, Equity Allocation Stub (b) (d) (e)	5,500,840
	Total Common Stocks & Warrants
	(Cost $65,853,634)	95,282,130
Closed-End Funds - 3.08%
	Financials - 3.08%
324,850	Ares Dynamic Credit Allocation Fund, Inc.	5,960,997
82,868	Babson Capital Global Short Duration High Yield Fund	1,936,625
332,703	BlackRock Corporate High Yield Fund VI, Inc.	3,992,436
1,018,930	BlackRock Credit Allocation Income Trust	13,174,765
393,556	DWS High Income Opportunities Fund, Inc.	5,584,560
205	Eaton Vance Floating-Rate Income Plus Fund	3,712
590,839	First Trust High Income Long/Short Fund	10,363,316
181,270	First Trust Strategic High Income Fund II	2,816,936
524,984	MFS Intermediate High Income Fund	1,480,455
358,026	Neuberger Berman High Yield Strategies Fund, Inc.	4,790,388

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

Shares	Security†	Value (Note 1)

Closed-End Funds (continued)
	Financials (continued)
415,456	New America High Income Fund, Inc. (The)	$3,980,068
179,209	PIMCO Dynamic Credit Income Fund	3,999,945
126,426	Prudential Global Short Duration High Yield Fund, Inc.	2,211,191
239,362	Wells Fargo Advantage Income Opportunities Fund	2,192,556
179,449	Western Asset High Income Opportunity Fund, Inc.	1,064,133
218,075	Western Asset High Yield Defined Opportunity Fund, Inc.	3,846,843
669,372	Western Asset Managed High Income Fund, Inc.	3,822,114
	Total Closed-End Funds (Cost $70,561,744)	71,221,040
	Total Investment Portfolio - 92.09% (Cost $2,024,226,726)	2,128,352,831
	Other Assets less Liabilities - 7.91% (i) (j)	182,932,523
	NET ASSETS - 100.00%	$2,311,285,354

	Investor Class:
	Net assets applicable to 93,759,018 shares outstanding	$1,074,355,509
	Net asset value, offering and redemption price per share	$11.46

	Institutional Class:
	Net assets applicable to 108,055,948 shares outstanding	$1,236,929,845
	Net asset value, offering and redemption price per share	$11.45

Notes:
CAD:	Canadian Dollar.
DIP:	Debtor-In-Possession.
EUR:	Euro.
OID:	Original Issue Discount.
SIPA:	Securities Investor Protection Act of 1970.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2014.
(d)	Non-income producing security.
(e)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
1,234,605	Affinion Group, Inc., Warrants, Series A	12/13/13-12/18/13	$—	$1.12
6,422,764	Affinion Group, Inc., Warrants, Series B	12/13/13-12/18/13	—	0.02
4,710	CEVA Holdings LLC	5/29/13	5,355,643	1,049.98
4,435	CEVA Holdings LLC, Series A-1,
	Convertible Pfd.	5/29/13	4,435,224	1,342.57
10,196	CEVA Holdings LLC, Series A-2,
	Convertible Pfd.	5/29/13	13,298,434	1,024.97
123,184	Geokinetics Holdings USA, Inc.	5/22/2013-12/5/13	12,933,080	102.50
374,199	Lone Pine Resources, Inc.	1/31/14	457,500	1.22
374,199	Lone Pine Resources, Inc., Class A	1/31/14	457,500	1.22
1,122,431	Lone Pine Resources, Inc.,
	Multiple Voting Shares	1/31/14	748,288	0.67
1,122,431	Lone Pine Resources, Inc. Pfd.	1/31/14	748,288	0.67
77,476,619	Longview Power LLC, Equity
	Allocation Stub	11/22/13	—	0.07
52,464	Platinum Energy Solutions, Inc.	10/4/13	1,560,013	28.00
10,874	Platinum Energy Solutions, Inc.,
	Warrants	10/4/13	9,473	—

At January 31, 2014, these restricted securities had a total market value of $44,869,231 or 1.94% of net assets of the Fund.

(f)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(g)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

See accompanying notes to the Portfolios of Investments.

19

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2014
(Unaudited)

(h)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, reflect the next call date. The coupon rate shown is the rate in effect as of January 31, 2014.
(i)	Includes restricted cash pledged to broker as collateral management for forward foreign currency contracts.
(j)	A portion is segregated for future fund commitment.
*	Issuer in default.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.

Country Concentration

% of Net Assets
United States	84.93%
Canada	2.41
Luxembourg	2.28
Netherlands	2.19
Ireland	0.28
Cayman Islands#	0.00
Total	92.09%

#	Amount represents less than 0.01% of total net assets.

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Unrealized Appreciation (Depreciation)
2,929,054 EUR	JPMorgan Chase Bank, N.A.	03/06/14	$4,022,432	$3,950,446	$(71,986)
1,837,500 CAD	Goldman Sachs & Co.	03/13/14	1,723,861	1,648,308	(75,553)
15,000,000 AUD	Macquarie Bank, Ltd.	08/08/14	13,602,750	12,961,667	(641,083)
					$(788,622)

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Unrealized Appreciation (Depreciation)
54,160,986 EUR	JPMorgan Chase Bank, N.A.	02/27/14	$73,886,939	$73,047,388	$839,551
3,874,000 GBP	JPMorgan Chase Bank, N.A.	02/27/14	6,420,450	6,367,284	53,166
11,300,000 EUR	JPMorgan Chase Bank, N.A.	03/06/14	14,892,598	15,240,432	(347,834)
10,870,050 EUR	Macquarie Bank, Ltd.	03/06/14	14,625,653	14,660,554	(34,901)
29,327,496 CAD	Goldman Sachs & Co.	03/13/14	28,081,989	26,307,897	1,774,092
35,871,096 CAD	JPMorgan Chase Bank, N.A.	03/13/14	33,791,726	32,177,759	1,613,967
15,000,000 AUD	Macquarie Bank, Ltd.	08/08/14	13,313,100	12,961,667	351,433
					$4,249,474

AUD: Australian Dollar

CAD: Canadian Dollar

EUR: Euro

GBP: British Pound

See accompanying notes to the Portfolios of Investments.

20

Third Avenue Trust
Notes to Portfolios of Investments
January 31, 2014
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At January 31, 2014, such securities had a total fair value of $120,213,572 or 4.90% of net assets of Third Avenue Value Fund, $20,799,211 or 0.93% of net assets of Third Avenue Real Estate Value Fund, and $21,281,220 or 0.92% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at January 31, 2014. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently exe-

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

cuted transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Litigation Claims—Litigation claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the litigation claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are be categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active market, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of January 31, 2014:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	$39,787,154	$—	$—	$—
Depository Institutions	146,536,782	—	—	—	—
Diversified Holding Companies	106,656,377	35,425,389	—	91,760,991	—
Energy	—	—	—	—	2,691,000
Forest Products & Paper	—	10,112,378	115,597,313	53,074,141	—
Insurance & Reinsurance	60,837,398	34,599,368	—	—	—
Manufactured Housing	21,199,128	—	—	—	—
Non-U.S. Real Estate Operating Companies	—	—	176,393,709	—	—
Services	—	—	—	—	5,395,500
U.S. Real Estate Operating Companies	42,502,056	18,126,046	165,507,165	—	—
Utilities	107,208,126	—	—	—	—
Other	1,042,112,368	462,673,435	909,009,608	832,740,424	59,479,532
Preferred Stocks:
Financials	—	—	—	—	33,762,313
U.S. Real Estate Investment Trust	—	1,980,150	—	—	—
Closed-End Funds:
Financials	—	—	—	—	71,221,040
Total for Level 1 Securities	1,527,052,235	602,703,920	1,366,507,795	977,575,556	172,549,385
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks & Warrants:
Depository Institutions	41,573,417	—	—	—	—
Diversified Holding Companies	192,975,886	—	—	28,463,178	—
Forest Products & Paper	—	—	—	23,641,168	—
Non-U.S. Real Estate Operating Companies	199,036,863	—	304,012,735	—	—
Other	—	—	—	65,388,205	4,945,406
Limited Partnerships:
Diversified Holding Companies	—	3,606,552	—	—	—
Convertible Preferred Stocks:
Transportation	—	—	—	—	16,404,845
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds	—	—	—	—	2,028,000
Corporate Bonds & Notes	—	—	27,846,247	—	1,726,343,061
Term Loans	—	—	—	—	71,225,911

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Litigation Claims	$28,290,504	$—	$—	$—	$85,183,327
Private Equities:
Utilities	—	—	—	—	3,739
Purchased Options:
Foreign Currency Put Options	—	—	4,466,670	3,592,271	—
Short Term Investments:
U.S. Government Obligations	74,985,900	19,998,556	149,998,917	—	—
Total for Level 2 Securities	536,862,570	23,605,108	486,324,569	121,084,822	1,906,134,289
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	26,318	—	—	—	—
Energy	—	—	—	—	15,758,640	*
Financial Insurance	812,000	—	—	—	—
Insurance & Reinsurance	80,325	—	—	—	—
Manufactured Housing	116,427,715	—	—	—	—
Services	—	—	—	—	1,511,212
U.S. Real Estate Operating Companies	—	—	20,799,211	—	—
Utilities	—	—	—	—	5,500,840
Limited Partnerships:
Insurance & Reinsurance	159,062	—	—	—	—
Preferred Stocks:
Energy	—	—	—	—	748,288
Financials	—	—	—	—	6,368,560
Corporate Bonds & Notes	2,708,152	—	—	—	12,552,993
Term Loans	—	—	—	—	6,657,499
Private Equities:
Financials	—	—	—	—	571,125
U.S. Real Estate Operating Companies	—	—	100,965,259	—	—
Total for Level 3 Securities	120,213,572	—	121,764,470	—	49,669,157
Total Value of Investments	$2,184,128,377	$626,309,028	$1,974,596,834	$1,098,660,378	$2,128,352,831
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Options	$—	$—	$(354,402)	$—	$—
Forward Foreign Currency Contracts	—	—	1,218,067	—	3,460,852
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$863,665	$—	$3,460,852
†	The value of securities that transferred from Level 1 on October 31, 2013 to Level 2 on January 31, 2014 for Third Avenue Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund were $497,749,409, $315,833,604 and $96,630,827, respectively. The transfers were due to lack of quoted prices in active markets at period end.
*	Investments fair valued at zero.

Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund
	Common Stocks	Corporate Bonds & Notes	Limited Partnerships	Total
Balance as of 10/31/13 (fair value)
Consumer Products	$26,318	$3,691,276	$—	$3,717,594
Financial Insurance	812,000	—	—	812,000
Insurance & Reinsurance	65,025	—	169,492	234,517
Manufacturing Housing	85,815,088	—	—	85,815,088
Net change in unrealized gain/(loss)
Consumer Products	—	(983,124)	—	(983,124)
Financial Insurance	—	—	—	—
Insurance & Reinsurance	15,300	—	(10,430)	4,870
Manufacturing Housing	30,612,627	—	—	30,612,627
Balance as of 1/31/14 (fair value)
Consumer Products	26,318	2,708,152	—	2,734,470
Financial Insurance	812,000	—	—	812,000
Insurance & Reinsurance	80,325	—	159,062	239,387
Manufacturing Housing	116,427,715	—	—	116,427,715
Total	$117,346,358	$2,708,152	$159,062	$120,213,572
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2014				$29,634,373

Third Avenue Real Estate Value Fund
	Common Stocks	Private Equities	Total
Balance as of 10/31/13 (fair value)
U.S. Real Estate Operating Companies	$16,751,774	$91,229,323	$107,981,097
Net change in unrealized gain/(loss)
U.S. Real Estate Operating Companies	4,047,437	9,735,936	13,783,373
Balance as of 1/31/14 (fair value)
U.S. Real Estate Operating Companies	20,799,211	100,965,259	121,764,470
Total	$20,799,211	$100,965,259	$121,764,470
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2014			$13,783,373

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

Third Avenue Focused Credit Fund
	Corporate Bonds & Notes	Term Loans	Common Stocks and Warrants		Convertible Preferred Stocks	Preferred Stocks	Private Equities	Total
Balance as of 10/31/13 (fair value)
Aerospace	$—	$2,488,160	$—		$—	$—	$—	$2,488,160
Energy	5,242,313	—	14,377,272	*	—	—	—	19,619,585
Financials	—	—	—		—	6,113,114	556,847	6,669,961
Health Care	—	3,001,947	—		—	—	—	3,001,947
Metals & Mining	—	1,360,000	—		—	14,248,607	—	15,608,607
Technology	7,873,040	—	—		—	—	—	7,873,040
Transportation	—	—	4,592,162		14,320,558	—	—	18,912,720
Transfer out of Level 3
Metals & Mining	—	(1,360,000)	—		—	—	—	(1,360,000)
Transportation	—	—	(4,592,162)		(14,320,558)	—	—	(18,912,720)
Purchases
Energy	—	—	1,688,088		—	748,288	—	2,436,376
Financials	—	3,759,380	—		—	—	—	3,759,380
Health Care	—	1,092,647	—		—	—	—	1,092,647
Services	—	—	—	†	—	—	—	—
Utilities	—	2,948,011	—	†	—	—	—	2,948,011
Sales
Aerospace	—	(2,432,223)	—		—	—	—	(2,432,223)
Health Care	—	(4,094,997)	—		—	—	—	(4,094,997)
Metals & Mining	—	—	—		—	(14,239,710)	—	(14,239,710)
Net change in unrealized gain/(loss)
Aerospace	—	(279,636)	—		—	—	—	(279,636)
Energy	—	—	(306,720)		—	—	—	(306,720)
Financials	—	(49,892)	—		—	255,446	14,278	219,832
Health Care	—	403	—		—	—	—	403
Metals & Mining	—	—	—		—	961,634	—	961,634
Services	—	—	1,511,212		—	—	—	1,511,212
Technology	(562,360)	—	—		—	—	—	(562,360)
Utilities	—	—	5,500,840		—	—	—	5,500,840
Net realized gain/(loss)
Aerospace	—	223,699	—		—	—	—	223,699
Metals & Mining	—	—	—		—	(970,531)	—	(970,531)

28

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

	Corporate		Common		Convertible
	Bonds &		Stocks and		Preferred	Preferred	Private
	Notes	Term Loans	Warrants		Stocks	Stocks	Equities	Total
Balance as of 1/31/14 (fair value)
Aerospace	$—	$—	$—		$—	$—	$—	$—	*
Energy	5,242,313	—	15,758,640	*	—	748,288	—	21,749,241
Financials	—	3,709,488	—		—	6,368,560	571,125	10,649,173
Health Care	—	—	—		—	—	—	—
Metals & Mining	—	—	—		—	—	—	—
Services	—	—	1,511,212		—	—	—	1,511,212
Technology	7,310,680	—	—		—	—	—	7,310,680
Transportation	—	—	—		—	—	—	—
Utilities	—	2,948,011	5,500,840		—	—	—	8,448,851
Total	$12,552,993	$6,657,499	$22,770,692		$—	$7,116,848	$571,125	$49,669,157
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2014								$6,083,160
*	Include investments fair valued at zero.
†	Investments acquired through corporate actions with zero cost.

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Third Avenue Value Fund	Fair Value at 1/31/14	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Common Stocks	$116,428	Option Pricing Model (a)	Share volatility	3.1% (N/A)
Other (b)	3,786
	$120,214
Third Avenue Real Estate Value Fund	Fair Value at 1/31/14	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Private Equities	$100,965	Broker Quote	#	$3.50
Common Stocks	20,799	Option Pricing Model (a)	Share volatility	0.4% (N/A)
	$121,764
Third Avenue Focused Credit Fund	Fair Value at 1/31/14	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Common Stocks	$12,626	Broker Quote	#	$102.50
Corporate Bonds	7,311	Broker Quote	#	$26.00
Corporate Bonds	5,242	Book Value	Restructuring Value	1.0x (1.0x)
Common Stocks and Warrants	1,469	Book Value	Restructuring Value	1.0x (1.0x)
Other (b)	23,021
	$49,669

29

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.
The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Recently issued accounting pronouncements:

In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2013-01 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2013-01 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the Funds’ financial statement disclosures.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-In-Kind securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

30

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2014.

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended January 31, 2014, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

31

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on foreign currency transactions.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended January 31, 2014, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

During the period ended January 31, 2014, Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging purposes.

32

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2014
(Unaudited)

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of January 31, 2014:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund
Gross unrealized appreciation	$573,000,775	$173,254,883	$497,177,680	$188,888,401	$185,661,786
Gross unrealized depreciation	(191,606,048)	(7,481,956)	(27,620,937)	(89,457,381)	(81,535,677)
Net unrealized appreciation/(depreciation)	$381,394,727	$165,772,927	$469,556,743	$99,431,020	$104,126,109
Aggregate book cost	$1,802,733,650	$460,536,101	$1,505,040,091	$999,229,358	$2,024,226,726

3. COMMITMENTS AND CONTINGENCIES

Third Avenue Focused Credit Fund has committed $13,818,803 to Longview Power LLC pursuant to a debtor-in-possession loan, of which $10,870,792 has not been funded as of January 31, 2014. This commitment may be payable upon demand of Longview Power LLC. Accordingly, Third Avenue Focused Credit Fund has segregated cash of $10,870,792 to meet this contingency.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

33

BOARD OF TRUSTEES

Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board

David M. Barse — President, Chief Executive Officer

Vincent J. Dugan — Chief Financial Officer, Treasurer

Michael A. Buono — Controller

W. James Hall — General Counsel, Secretary

Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

610-239-4600

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.

14201 Dallas Parkway, 2nd Floor

Dallas, TX 75254

Third Avenue Funds

622 Third Avenue

New York, NY 10017

Phone 212-888-5222

Toll Free 800-443-1021

Fax 212-888-6757

www.thirdavefunds.com

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	March 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	March 12, 2014

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	March 12, 2014